Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 280,117	$ 187,946	$ 227,288
Time charter and voyage expenses	(22,690)	(31,593)	(21,919)
Direct vessel expenses	(10,132)	(7,656)	(4,198)
Management fees (entirely through related party transactions)	(107,748)	(94,019)	(94,973)
General and administrative expenses	(21,689)	(18,569)	(13,969)
Depreciation and amortization	(67,892)	(56,307)	(56,880)
Interest income	7,717	7,998	10,042
Interest expense and finance cost	(91,442)	(77,975)	(76,438)
Gain on debt repurchase	1,940	0	0
(Loss)/ gain on sale of vessels and Impairment loss	(36,731)	25	0
Bargain purchase gain	0	68,951	0
Equity/ (loss) in net earnings of affiliated companies	2,948	(61,284)	(46,657)
Other income	1,335	28	82
Other expense	(1,174)	(3,918)	(1,277)
Net loss	(65,441)	(86,373)	(78,899)
Dividend on restricted shares	(253)	(172)	(89)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(13)	4,312	3,835
Net loss attributable to common stockholders, basic	(65,707)	(82,233)	(75,153)
Dividend on restricted shares	0	0	0
Net loss attributable to common stockholders, diluted	$ (65,707)	$ (82,233)	$ (75,153)
Net loss per share, basic	$ (4.75)	$ (8.4)	$ (7.5)
Weighted average number of shares, basic	13,823,754	9,784,507	10,027,469
Net loss per share, diluted	$ (4.75)	$ (8.4)	$ (7.5)
Weighted average number of shares, diluted	13,823,754	9,784,507	10,027,469